MINERAL PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Purchase Price Components [Table Text Block]
Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

Schedule of Allocation of Acquisition Cost [Table Text Block]
Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Schedule of Restricted Investments [Table Text Block]
				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

June 30, 2013
US Treasury Notes	$879,553	$24,041	$-	$903,594
Certificates of deposit	276,347	-	-	276,347

Total available-for-sale securities	$1,155,900	$24,041	$-	$1,179,941

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

December 31, 2011
US Treasury Notes	$879,553	$38,729	$-	$918,282
Certificates of deposit	275,285	-	-	275,285

Total available-for-sale securities	$1,154,838	$38,729	$-	$1,193,567